Trade receivables and other current assets	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Trade receivables	1,933	2,136
Trade receivables	1,933	2,136
As of June 30, 2026, trade receivables balance mainly relates to Janssen revenue not yet collected, which is comprised of product supplies for 1.5 million.

8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Research tax credit receivable	4,950	3,038
VAT receivable	1,265	1,080
Prepaid expenses	3,221	2,318
Other receivables	1,221	1,426
Other current assets	10,658	7,863

As of June 30, 2026, €3.2 million prepaid expenses mainly relate to:

(i) €2.1 million related to invoices received for third party services beyond the current closing period, mainly related to IT, insurance and other invoices related to annual administrative contracts as compared to €1.2 million as of December 31, 2025 ;
(ii) €1.1 million research agreements with MD Anderson unchanged compared to December 31, 2025 ; and
(iii) €46 thousand related to purchases of clinical product not yet consumed as of closing date unchanged compared to December 31, 2025.

Other receivables decreased by €0.2 million to €1.2 million as of June 30, 2026, from €1.4 million as of December 31, 2025. This decrease was primarily driven by the recognition of €0.6 million impairment of current assets as of June 30, 2026, compared to no impairment recorded as of December 31, 2025.
This decrease was partially offset by a €0.3 million increase in supplier debit balances, which amounted to €1.6 million as of June 30, 2026, compared to €1.3 million as of December 31, 2025. These balances mainly relate to payments made to suppliers prior to the receipt of the related invoices. In addition, receivables from shareholders related to unpaid subscribed capital increased by €0.1 million to €0.2 million as of June 30, 2026, from €0.1 million as of December 31, 2025.
Research tax credit

The Company is eligible for the Research Tax Credit - CIR (Crédit d’Impôt Recherche) issued by the French and U.S. tax authorities.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2025	3,038
2026 research tax credit – Nanobiotix SA	1,761
2026 research tax credit – Nanobiotix Corp	151
Receivable as of June 30, 2026	4,950
(1) See Note 16 - Revenue and other income.